Schedule Discloses Effect of Changes in Ownership Interest (Detail) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2018
Noncontrolling Interest [Line Items]
Net income attributable to the Company	$ 10,430	$ 21,254	$ 11,626
Transfers from noncontrolling interest:
Increase in the Group's additional paid-in capital in relation to capital contribution noncontrolling interest			29
Increase in the Group's additional paid-in capital in relation to share purchase from noncontrolling interests of Beijing Ruida		810
Changes from net income attributable to the Company's shareholders and transfer from noncontrolling interests	$ 10,430	$ 22,064	$ 11,655